Prepayments and Other Current Assets (Tables)	3 Months Ended
Mar. 31, 2026
Prepayments And Other Current Assets Abstract
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets are summarized as follows:

	March 31, 2026	December 31, 2025
Prepaid insurance	$13	$22
Prepaid license	2	7
Prepaid hiring fees	-	20
Prepaid revenue share	83	5
Other	38	13
	$136	$67